SCHEDULE OF INTANGIBLE ASSETS BY SEGMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total intangible assets net	$ 127,981,521	$ 133,969,114
Intangible Assets, net	127,981,521	133,969,114
PRC and Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Total intangible assets net	61,913,339	60,952,553
Intangible Assets, net	61,913,339	60,952,553
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Total intangible assets net	66,068,182	73,016,561
Intangible Assets, net	$ 66,068,182	$ 73,016,561